UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/13

Item 1.  Reports to Stockholders.

2013

Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Dear Shareholders,

Following 2012, in which the Al Frank Fund – Investor Class (VALUX) enjoyed a return of 17.26% for the full year, while the Al Frank Dividend Value Fund – Investor Class (VALDX) produced a return of 17.20%, the first half of 2013 also saw positive performance numbers. As of June 30, 2013, VALUX had posted a total return of 15.28%, while VALDX had turned in a return of 15.76%, both figures comparing favorably to the 14.06% total return of the Russell 3000® Index and the 13.82% total return of the S&P 500® Index over the same period.

Al Frank Fund Average Annual Total Return as of 06/30/2013

	Al Frank Fund Investor Class	Al Frank Fund Advisor Class*	Russell 3000® Index	S&P 500® Index
6 months	15.28%	15.40%	14.06%	13.82%
1 year	26.98%	27.25%	21.46%	20.60%
5 years	5.97%	6.24%	7.25%	7.01%
10 years	9.37%	N/A	7.81%	7.30%
Since 01/2/98 inception	10.30%	3.04%	5.53%	5.17%

* Commencement of operations 04/30/2006

Total Annual Fund Operating Expenses:

Investor Class 1.70%; Advisor Class 1.45%

Net Annual Fund Operating Expenses:

Investor Class 1.49%; Advisor Class 1.24%

Al Frank Dividend Value Fund Average Annual Total Return as of 6/30/2013

	Al Frank Dividend Value Fund Investor Class	Al Frank Dividend Value Fund Advisor Class*	Russell 3000® Index	S&P 500® Index
6 months	15.76%	15.82%	14.06%	13.82%
1 year	26.44%	26.80%	21.46%	20.60%
5 years	5.04%	5.29%	7.25%	7.01%
Since 09/30/04 inception	6.07%	3.54%	6.92%	6.47%

* Commencement of operations 04/30/2006

Total Annual Fund Operating Expenses:

Investor Class 2.58%; Advisor Class 2.33%

Net Annual Fund Operating Expenses:

Investor Class 1.98%; Advisor Class 1.73%

The advisor has contractually agreed to waive fees for both Funds through 04/30/2014.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect the redemption fee. Had the fee been included, returns would be lower.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges.

The following attribution analysis illustrates some of the reasons why the Funds performed as they did during the first two quarters of 2013 relative to their benchmarks, the Russell 3000® Index and the S&P 500® Index.

During this timeframe, VALUX benefited from relatively better stock selection within the Industrial and Financial sectors, and an overweight position and stock selection within the Information Technology space. An overweight position and poor stock selection within the Materials sector was the major detractor from relative performance. Additionally, weaker stock selection within the Telecommunication Services and the Consumer Discretionary sectors pulled down aggregate performance, while favorable stock picking in the Consumer Staples area boosted returns during the period. And our relatively modest cash position negatively impacted performance.

The Al Frank Fund’s allocation to large-cap stocks and selection within this market-cap strata provided the largest boost to relative performance. Additionally, overweight positions and stock selection in the small and micro-cap spaces benefited the Fund during the first half of the year. However, a material underweight position and slightly weaker stock selection amongst giant-size companies negatively impacted relative performance. Looking at specific stocks, the top five positions that had the greatest positive impact on the portfolio during the first six months of 2013 were Seagate Technology PLC, Marathon Petroleum, Cooper Tire, Aetna and Walt Disney. On the other side of the ledger, Yamana Gold, BHP Billiton Ltd., Apple Inc., Barrick Gold and M.D.C. Holdings Inc. had the largest negative impact.

The weights as of 6/30/13 for the positions discussed above are as follows:

Seagate Technology PLC: 2.4%; Marathon Petroleum: 0%; Cooper Tire: 0%; Aetna: 2.0%; Walt Disney: 2.3%

Yamana Gold: 0.8%; BHP Billiton Ltd: 1.0%; Apple Inc: 1.2%: Barrick Gold: 0.9%; MDC Holdings Inc: 1.5%

Al Frank Fund

Top Fifteen Holdings, Sector Composition & Composition by Market Capitalization as of 06/30/13

Name	% Net Assets	Sector	% Net Assets	Market Cap	% Net Assets
Seagate Technology PLC	2.4%	Information Technology	17.8%	Large Cap	42.0%
Walt Disney Co.	2.3%	Financials	15.8%	Giant Cap	27.6%
Eaton Corp, PLC	2.2%	Industrials	14.1%	Medium Cap	19.8%
Comcast Corp.	2.1%	Consumer Discretionary	12.7%	Small Cap	8.5%
McKesson Corp.	2.0%	Energy	11.9%	Micro Cap	2.1%
Aetna, Inc.	2.0%	Health Care	9.9%
Manpower, Inc.	2.0%	Materials	5.5%
Bristow Group, Inc.	1.9%	Consumer Staples	5.4%
Ameriprise Financial, Inc.	1.9%	Securities Lending Collateral	4.6%
JP Morgan Chase & Co.	1.9%	Short-Term Investments	3.9%
Microsoft, Inc.	1.9%	Telecommunication Services	3.0%
Protective Life, Corp.	1.8%
Norfolk Southern, Corp.	1.7%
Exxon Mobile Corp.	1.6%
BB&T Corp.	1.6%

Source: Al Frank

Fund holdings, sector composition and composition by market capitalization are subject to change without notice and are not recommendations to buy or sell any security.

During the six month timeframe, VALDX also benefited from relatively better stock selection within the Industrial and Financial sectors, and an overweight position and stock selection within the Information Technology space. As with VALUX, an overweight position and poor stock selection within the Materials sector was the major detractor from relative performance. Additionally, weaker stock picking within HealthCare, Telecommunication Services and Energy hurt aggregate performance while better stock selection in Consumer Staples and Utilities helped returns. Cash also proved to be a drag on the performance of VALDX.

While the Fund benefited from a relatively overweight position and stock selection within the large, mid and small-cap spaces, the material underweight giant-size company position negatively impacted relative performance compared to the benchmark. Looking at specific stocks, the top five positions that had the largest positive impact on the portfolio during the first six months of 2013 were Seagate Technology PLC, Aceto Corporation, Navios Maritime Holdings, Cooper Tire and Protective Life. On the other side of the ledger, Yamana Gold Inc., Newmont Mining, BHP Billiton Ltd., Barrick Gold and Freeport-McMoran Copper & Gold had the largest negative impact.

The weights as of 6/30/13 for the positions discussed above are as follows:

Seagate Technology PLC: 2.3%; Aceto Corporation: 2.2%; Navios Maritime Holdings: 1.8%; Cooper Tire: 0%; Protective Life: 1.4%; Yamana Gold Inc: 0.6%; Newmont Mining: 0.7%; BHP Billiton Ltd: 0.9%; Barrick Gold: 0.7%; Freeport-McMoran Copper & Gold: 1.0%

Al Frank Dividend Value Fund

Top Fifteen Holdings, Sector Composition & Composition by Market Capitalization as of 06/30/13

Name	% Net Assets	Sector	% Net Assets	Market Cap	% Net Assets
Seagate Technology PLC	2.3%	Information Technology	18.4%	Large Cap	39.5%
Eaton Corp PLC	2.3%	Financials	16.9%	Giant Cap	30.8%
Aceto Corp.	2.2%	Industrials	15.9%	Medium Cap	16.9%
Ameriprise Financial, Inc.	2.1%	Consumer Discretionary	11.3%	Small Cap	9.6%
Walt Disney Co.	2.0%	Health Care	10.1%	Micro Cap	3.2%
Comcast Corp.	1.9%	Energy	10.1%
Cisco Systems, Inc.	1.9%	Consumer Staples	6.0%
Navios Maritime Holding, Inc.	1.8%	Materials	5.3%
Lockheed Martin Corp.	1.7%	Short-Term Investments	3.2%
JP Morgan Chase & Co.	1.7%	Telecommunications Services	2.3%
Microsoft Corp.	1.7%	Utilities	0.8%
Merck & Co. Inc.	1.6%
Aetna, Inc.	1.6%
BB&T Corp.	1.6%
Baxter International Inc.	1.5%

Source: Al Frank

Fund holdings, sector composition and composition by market capitalization are subject to change without notice and are not recommendations to buy or sell any security.

**********

We know that we will not always be able to outperform the benchmarks in the short run, especially as our focus is always on the long-term prospects of the Funds and the stocks contained therein. As such, we remain pleased with our long-term performance comparisons. For example, as of 06/30/13, the Al Frank Fund – Investor Class (VALUX) has enjoyed a 10.30% annualized rate of return since its inception on January 2, 1998, compared to a 5.53% annualized return for the Russell 3000® Index and a 5.17% annualized return for the S&P 500® Index over the same period. As of 06/30/13, the Al Frank Dividend Value Fund – Investor Class (VALDX), with its emphasis on dividend-paying stocks, has had a 6.07% annualized rate of return since its inception on September 30, 2004, versus a 6.92% annualized return for the Russell 3000® Index and a 6.47% annualized return for the S&P 500® Index over the same period.

Remember that both of our Funds seek broad diversification with exposure across nearly all market sectors. Also, as the charts above illustrate, we remain very much an all-cap manager, with representation in micro, small, mid, large and giant-caps. We have always been equal opportunity stock pickers, free to go where we believe the bargains reside.

In fact, in recent years we have moved more toward larger-cap holdings, given the opportunities we believe were presented by the relatively inexpensive valuations that were created as a result of small and mid-cap stocks dramatically outperforming since the turn of the millennium. Continued support for the shift can be found in the June 2013 S&P Indices Market Attributes report. Standard & Poor’s states that the price return since December 1999 on the Large-Cap S&P 500® Index has been +9.33% through June 30, 2013, compared to +161.05% for the S&P MidCap 400® Index and +178.34% for the S&P SmallCap 600® Index. And on the valuation side, Standard & Poor’s shows a price to earnings ratio of 13.1 times 2014 estimated earnings for the S&P 500® Index versus a P/E of 15.6 for both the S&P MidCap 400® Index and the S&P SmallCap 600® Index.

**********

No doubt, we are pleased with the first six months of 2013. This is especially true when we consider that gains were enjoyed despite a terrorist attack on U.S. soil, a spike in interest rates as fears of an earlier-than-expected tapering of the Federal Reserve’s Quantitative Easing program took hold, a generally disappointing Q4 2012 and Q1 2013 corporate profit reporting season that saw many companies actually lag sales expectations, and a continuation of subpar global economic growth, with Q1 & Q2 U.S. GDP growth coming in at just 1.1% and 1.7%, respectively, Europe reporting its sixth straight quarter of recession and China seeing a slowdown.

We trust that shareholders could name a host of other concerns that would make the proverbial wall of worry that stocks have been climbing even taller, and we continue to find it fascinating that equity mutual fund investors remain far from enthusiastic, but we hardly think the rally is unjustified. After all, we feel valuations are reasonable, interest rates are very low by historical standards, corporate profits and balance sheets are healthy, sentiment is a long way from euphoric, dividend payouts are on the rise and yields on competing investments are not very attractive.

True, the bumpy ride over the second half of June provided yet another reminder that equities are a volatile asset class. Of course, as was made very clear to holders of Brazilian, Chinese, Turkish and other emerging economy stocks (the MSCI Emerging Markets index dropped 13% over the first-half of the year), commodities (gold prices plummeted 23% in the second quarter alone, while the Dow Jones UBS Commodity Index was off 10.5% since the start of the year) and even fixed income instruments (America’s largest bond mutual fund, the Pimco Total Return Fund, run by Morningstar’s Manager of the Decade, declined 2.6% just in June, while the widely owned Vanguard Long-Term Corporate Bond ETF had a -7.5% six-month return), volatility is always part of the investment equation, no matter the asset. (America’s largest bond mutual fund and the Vanguard Long-Term Corporate Bond ETF are not holdings of the Al Frank mutual funds.  The information provided is meant for general market comparison only.)

While academics and most financial professionals equate price volatility to risk, we argue that the average investor views risk not as the daily, weekly or monthly gyrations in market value, but as the eventual loss of principal or of purchasing power. To be sure, stocks were still more volatile than bonds in the first half of 2013, but the former’s price swings moved in a northerly direction, while the latter’s headed south, confounding those seeking a safer haven in their asset allocation models.

As we have often reminded our valued investors in our commentaries, more money has been lost in anticipation of a correction than has been lost in the corrections themselves. Over the years, we’ve learned to live with a measure of volatility, secure in the belief that broadly-diversified portfolios of undervalued stocks have the potential to provide rewards in the fullness of time.

Notice that we used the term ‘portfolio’ as, unfortunately, even with all of the analysis and consideration given, we ultimately do not know in advance which of our stocks will be the winners and the losers. Diversification is a key pillar of our investment philosophy and thus far has played a material part in our relative historic investment success (when considering long-term performance relative to our benchmark).  No level of diversification can ensure profits or guarantee against losses.

Yes, we’d love to avoid every losing stock and sidestep market downturns, but only by accepting that they are a normal part of the process can we hope to achieve overall long-term market-beating returns. As legendary investor Warren Buffett states, "Success in investing doesn’t correlate with IQ. Once you have ordinary intelligence, what you need is the temperament to control the urges that get other people into trouble in investing."

**********

We pride ourselves on our educational heritage and we are always striving to keep shareholders and prospective shareholders abreast of our thinking. While many are receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at AFAM | Innealta Capital thank you for your continued loyalty and patronage. We appreciate the faith you have shown in us, and I am proud to say that I continue to invest my own money right alongside our shareholders in both of our Funds.

Sincerely,

John Buckingham

The Russell 3000 Index: measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.

S&P 400 Index is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks.

S&P SmallCap 600 measures the small cap segment of the U.S. equity market.  The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

MSCI Emerging Markets Index captures large and mid cap representation across 21 Emerging Markets (EM) countries. With 819 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Dow Jones UBS Commodity Index:  is composed of futures contracts on physical commodities. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, commodity futures contracts normally specify a certain date for the delivery of the underlying physical commodity.

2001-NLD-8/15/2013

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2013 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/13– 6/30/13).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

EXPENSE EXAMPLE

Al Frank Fund – Investor Class

Beginning

Ending

Expenses Paid

Account Value

Account Value

During Period

1/1/13

6/30/13

1/1/13 – 6/30/13*

Actual

$1,000.00

$1,152.80

  $7.95

Hypothetical (5% return

$1,000.00

$1,017.41

  $7.45

before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2013 (Unaudited), (Contined)

Al Frank Fund – Advisor Class

Beginning

Ending

Expenses Paid

Account Value

Account Value

During Period

1/1/13

6/30/13

1/1/13 – 6/30/13*

Actual

$1,000.00

$1,154.00

$6.62

Hypothetical (5% return

$1,000.00

$1,018.65

$6.21

before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Investor Class

Beginning

Ending

Expenses Paid

Account Value

Account Value

During Period

1/1/13

6/30/13

1/1/13 – 6/30/13*

Actual

$1,000.00

$1,157.60

           $10.59

Hypothetical (5% return

$1,000.00

$1,014.98

             $9.89

before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

Beginning

Ending

Expenses Paid

Account Value

Account Value

During Period

1/1/13

6/30/13

1/1/13 – 6/30/13*

Actual

$1,000.00

$1,158.20

$9.26

Hypothetical (5% return

$1,000.00

$1,016.22

$8.65

before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund
Sector Allocation of Portfolio Assets at June 30, 2013 (Unaudited)

Al Frank Fund
at June 30, 2013

Al Frank Dividend Value Fund
Sector Allocation of Portfolio Assets at June 30, 2013 (Unaudited)

Al Frank Dividende Value Fund
at June 30, 2013

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.14%
	CONSUMER DISCRETIONARY - 12.73%
	Auto Components - 1.00%
50,000	Titan International, Inc.	$ 843,500

	Hotels, Restaurants & Leisure - 0.99%
25,000	Royal Caribbean Cruises Ltd. (b)	833,500

	Household Durables - 2.91%
40,000	M.D.C. Holdings, Inc.	1,300,400
10,000	Whirlpool Corp.	1,143,600
		2,444,000
	Leisure Equipment & Products - 1.39%
26,000	Hasbro, Inc. (c)	1,165,580

	Media - 4.35%
42,000	Comcast Corp. - Class A	1,758,960
30,000	Walt Disney Co.	1,894,500
		3,653,460
	Multiline Retail - 0.96%
16,000	Kohl's Corp.	808,160

	Specialty Retail - 1.13%
60,000	Staples, Inc.	951,600

	Total Consumer Discretionary (Cost $6,782,816)	10,699,800

	CONSUMER STAPLES - 5.43%
	Discount - 0.89%
10,000	Wal-Mart Stores, Inc.	744,900

	Food & Staples Retailing - 1.57%
30,000	Walgreen Co.	1,326,000

	Food Products - 2.97%
38,000	Archer-Daniels-Midland Co.	1,288,580
47,000	Tyson Foods, Inc. - Class A	1,206,960
		2,495,540
	Total Consumer Staples (Cost $2,868,355)	4,566,440

	ENERGY - 11.86%
	Energy Equipment & Services - 1.86%
20,000	Baker Hughes, Inc.	922,600
9,300	Diamond Offshore Drilling, Inc.	639,747
		1,562,347
	Marine Shipping - 1.32%
75,000	Ship Finance International Ltd. (b)(c)	1,113,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Oil, Gas & Consumable Fuels - 6.74%
10,000	Apache Corp.	$ 838,300
20,000	Eni S.p.A - ADR	820,800
15,000	Exxon Mobil Corp.	1,355,250
36,000	Marathon Oil Corp.	1,244,880
7,500	Royal Dutch Shell PLC - ADR	478,500
19,000	Total SA - ADR (c)	925,300
		5,663,030
	Oilfield Services/Equipment - 1.94%
25,000	Bristow Group, Inc.	1,633,000

	Total Energy (Cost $7,206,144)	9,971,377

	FINANCIALS - 15.78%
	Capital Markets - 3.09%
20,000	Ameriprise Financial, Inc.	1,617,600
35,000	Bank of New York Mellon Corp.	981,750
		2,599,350
	Commercial Banks - 5.48%
40,000	BB&T Corp.	1,355,200
13,000	Capital One Financial Corp.	816,530
20,487	Credit Suisse Group AG - ADR	542,086
9,000	PNC Financial Services Group, Inc.	656,280
30,000	Wells Fargo & Co.	1,238,100
		4,608,196
	Diversified Financial Services - 1.89%
30,000	JPMorgan Chase & Co.	1,583,700

	Insurance - 4.00%
16,000	MetLife, Inc.	732,160
40,000	Protective Life Corp.	1,536,400
15,000	Prudential Financial, Inc.	1,095,450
		3,364,010
	Real Estate Investment Trusts (REITs) - 1.32%
55,000	BioMed Realty Trust, Inc.	1,112,650

	Total Financials (Cost $7,799,109)	13,267,906

	HEALTH CARE - 9.94%
	Health Care Equipment & Supplies - 2.57%
18,000	Baxter International, Inc.	1,246,860
20,000	St. Jude Medical, Inc.	912,600
		2,159,460
	Health Care Providers & Services - 5.57%
26,000	Aetna, Inc.	1,652,040
15,000	McKesson Corp.	1,717,500
20,000	Unitedhealth Group, Inc.	1,309,600
		4,679,140

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Pharmaceuticals - 1.80%
15,000	Abbott Laboratories	$ 523,200
14,000	Novartis AG - ADR	989,940
		1,513,140
	Total Health Care (Cost $3,673,185)	8,351,740

	INDUSTRIALS - 14.12%
	Aerospace & Defense - 2.72%
14,000	General Dynamics Corp.	1,096,620
11,000	Lockheed Martin Corp.	1,193,060
		2,289,680
	Construction & Engineering - 1.82%
8,700	Caterpillar, Inc.	717,663
45,000	Tutor Perini Corp. (a)	814,050
		1,531,713
	Environmental Services - 1.44%
30,000	Waste Management Inc.	1,209,900

	Farm - 1.02%
10,500	Deere & Co.	853,125

	Human Resource & Employment Services - 1.96%
30,000	Manpower, Inc.	1,644,000

	Machinery - 2.19%
28,000	Eaton Corp. PLC (b)	1,842,680

	Marine - 1.24%
186,632	Navios Maritime Holdings Inc. (b)	1,045,139

	Road & Rail - 1.73%
20,000	Norfolk Southern Corp.	1,453,000

	Total Industrials (Cost $9,025,056)	11,869,237

	INFORMATION TECHNOLOGY - 17.78%
	Communications Equipment - 1.01%
35,000	Cisco Systems, Inc.	850,850

	Computers & Peripherals - 5.13%
2,600	Apple Inc.	1,029,808
25,000	Lexmark International, Inc. - Class A (c)	764,250
45,000	Seagate Technology PLC (b)	2,017,350
50,000	Xyratex Ltd. (b)	503,000
		4,314,408
	Electronic Equipment, Instruments & Components - 2.13%
55,000	Corning, Inc.	782,650
50,000	Benchmark Electronics, Inc. (a)	1,005,000
		1,787,650
	IT Services - 1.36%
6,000	International Business Machines Corp.	1,146,660

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Semiconductors & Semiconductor Equipment - 4.13%
35,000	Intel Corp.	$ 847,700
12,000	KLA-Tencor Corp.	668,760
30,000	Microchip Technology, Inc.	1,117,500
60,000	NVIDIA Corp.	841,800
		3,475,760
	Software - 4.02%
45,000	Activision Blizzard, Inc.	641,700
136,000	American Software, Inc. - Class A	1,181,840
45,000	Microsoft Corp.	1,553,850
		3,377,390
	Total Information Technology (Cost $9,858,185)	14,952,718

	MATERIALS - 5.52%
	Chemicals - 2.00%
20,000	Celanese Corp. - Class A	896,000
15,000	E.I. Du Pont de Nemours and Co.	787,500
		1,683,500
	Metals & Mining - 3.52%
50,000	Barrick Gold Corp	787,000
15,000	BHP Billiton Ltd. - ADR	864,900
21,440	Freeport-McMoRan Copper & Gold, Inc.	591,959
75,000	Yamana Gold, Inc. (b)(c)	713,250
		2,957,109
	Total Materials (Cost $4,259,207)	4,640,609

	TELECOMMUNICATION SERVICES - 2.98%
	Diversified Telecommunication Services - 2.98%
37,000	Nippon Telegraph & Telephone Corp. - ADR	962,370
220,000	Portugal Telecom, SGPS, S.A. - ADR	864,600
60,000	Telefonaktiebolaget LM Ericsson	676,800
		2,503,770
	Total Telecommunication Services (Cost $2,677,941)	2,503,770

	TOTAL COMMON STOCKS (Cost $54,149,998)	80,823,597

	SHORT-TERM INVESTMENTS- 8.46%
	Money Market Fund - 3.90%
3,280,965	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (d)	3,280,965

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.57%
3,844,277	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (d)	3,844,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,125,242)	7,125,242

	Total Investments (Cost ($61,275,240)*: 104.61%	87,948,839
	Liabilities in Excess of Other Assets: (4.61)%	(3,875,335)
	NET ASSETS: 100.00%	$ 84,073,504

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

* Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $61,275,240 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 27,675,016
Unrealized Depreciation:	(1,001,417)
Net Unrealized Appreciation:	$ 26,673,599
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $3,832,553 at June 30, 2013.
(d) Rate shown is the 7-day annualized yield as of June 30, 2013.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes express or implied warranties or representation with respect to such standard or classifcation (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any such standard classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any other affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.09%
	CONSUMER DISCRETIONARY - 11.27%
	Household Durables - 2.66%
5,800	M.D.C. Holdings, Inc.	$ 188,558
2,000	Whirlpool Corp.	228,720
		417,278
	Health and Personal Care Stores - 1.04%
13,000	PetMed Express, Inc.	163,800

	Leisure Equipment & Products - 1.28%
4,500	Hasbro, Inc.	201,735

	Media - 3.87%
7,000	Comcast Corp. - Class A	293,160
5,000	Walt Disney Co.	315,750
		608,910
	Specialty Retail - 2.42%
14,000	Staples, Inc.	222,040
4,500	Foot Locker, Inc.	158,085
		380,125
	Total Consumer Discretionary (Cost $1,151,843)	1,771,848

	CONSUMER STAPLES - 6.03%
	Discount - 1.00%
2,100	Wal-Mart Stores, Inc.	156,429

	Food & Staples Retailing - 2.27%
7,200	Nash Finch Co.	158,472
4,500	Walgreen Co.	198,900
		357,372
	Food Products - 2.76%
6,000	Archer-Daniels-Midland Co.	203,460
9,000	Tyson Foods, Inc. - Class A	231,120
		434,580
	Total Consumer Staples (Cost $777,352)	948,381

	ENERGY - 10.06%
	Energy Equipment & Services - 1.01%
2,300	Diamond Offshore Drilling, Inc.	158,217

	Marine Shipping - 0.94%
10,000	Ship Finance International Ltd. (a)	148,400

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Oil, Gas & Consumable Fuels - 6.66%
1,400	Apache Corp.	$ 117,362
3,800	Eni S.p.A - ADR	155,952
2,950	Ensco PLC	171,454
2,400	Exxon Mobil Corp.	216,840
6,500	Marathon Oil Corp.	224,770
3,300	Total SA - ADR	160,710
		1,047,088
	Oilfield Services/Equipment - 1.45%
3,500	Bristow Group, Inc.	228,620
	Total Energy (Cost $1,288,144)	1,582,325

	FINANCIALS - 16.94%
	Capital Markets - 2.06%
4,000	Ameriprise Financial, Inc.	323,520

	Commercial Banks - 1.61%
7,500	BB&T Corp.	254,100

	Diversified Financial Services - 3.93%
5,000	JPMorgan Chase & Co.	263,950
16,000	KeyCorp	176,640
4,300	Wells Fargo & Co.	177,461
		618,051
	Insurance - 3.67%
3,200	Allstate Corp.	153,984
5,700	Protective Life Corp.	218,937
2,800	Prudential Financial, Inc.	204,484
		577,405
	Investment Banks/Brokers - 2.69%
1,600	Goldman Sachs Group, Inc.	242,000
3,500	HSBC Holdings PLC	181,650
		423,650
	Real Estate Investment Trusts (REITS) - 1.82%
24,000	Anworth Mortgage Asset Corp.	134,400
7,500	BioMed Realty Trust, Inc.	151,725
		286,125
	Thrifts & Mortgage Finance - 1.16%
13,000	New York Community Bancorp, Inc.	182,000
	Total Financials (Cost $2,180,780)	2,664,851

	HEALTH CARE - 10.11%
	Health Care Equipment & Supplies - 2.53%
3,500	Baxter International, Inc.	242,445
3,000	Medtronic, Inc.	154,410
		396,855
	Health Care Providers & Services - 3.07%
4,000	Aetna, Inc.	254,160
2,000	McKesson Corp.	229,000
		483,160

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Pharmaceuticals - 4.51%
3,700	Abbott Laboratories	$ 129,056
5,500	Merck & Co., Inc.	255,475
2,500	Novartis AG - ADR	176,775
5,300	Pfizer, Inc.	148,453
		709,759
	Total Health Care (Cost $1,033,617)	1,589,774

	INDUSTRIALS - 15.86%
	Aerospace & Defense - 3.23%
2,500	Lockheed Martin Corp.	271,150
3,600	Raytheon Co.	238,032
		509,182
	Construction & Engineering - 1.07%
2,035	Caterpillar, Inc.	167,867

	Environmental Services - 1.54%
6,000	Waste Management Inc.	241,980

	Farm - 1.19%
2,310	Deere & Co.	187,688

	Human Resource & Employment Services - 1.39%
4,000	Manpowergroup, Inc.	219,200

	Machinery - 2.26%
5,400	Eaton Corp. PLC (a)	355,374

	Marine - 1.78%
50,000	Navios Maritime Holdings Inc. (a)	280,000

	Road & Rail - 1.16%
2,500	Norfolk Southern Corp.	181,625

	Trading Companies & Distributors - 2.24%
25,300	Aceto Corp.	352,429
	Total Industrials (Cost $1,813,522)	2,495,345

	INFORMATION TECHNOLOGY - 18.42%
	Communications Equipment - 3.00%
12,000	Cisco Systems, Inc.	291,720
16,000	Telefonaktiebolaget LM Ericsson - ADR	180,480
		472,200
	Computers & Peripherals - 5.67%
450	Apple, Inc.	178,236
6,000	Lexmark International, Inc. - Class A	183,420
8,000	Seagate Technology PLC (a)	358,640
17,000	Xyratex Ltd. (a)	171,020
		891,316
	Electronic Equipment, Instruments & Components - 1.08%
12,000	Corning, Inc.	170,760

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Shares		Value
	Internet Software & Services - 0.66%
13,811	United Online, Inc.	$ 104,687

	IT Services - 1.34%
1,100	International Business Machines Corp.	210,221

	Semiconductors & Semiconductor Equipment - 3.75%
10,000	Intel Corp.	242,200
2,500	KLA-Tencor Corp.	139,325
5,600	Microchip Technology, Inc.	208,600
		590,125
	Software - 2.92%
14,000	Activision Blizzard, Inc.	199,640
7,500	Microsoft Corp.	258,975
		458,615
	Total Information Technology (Cost $2,096,877)	2,897,924

	MATERIALS - 5.29%
	Chemicals - 1.33%
4,000	E.I. Du Pont de Nemours and Co.	210,000

	Metals & Mining - 3.96%
7,500	Barrick Gold Corp.	118,050
2,500	BHP Billiton Ltd. - ADR	144,150
5,800	Freeport-McMoRan Copper & Gold, Inc.	160,138
3,500	Newmont Mining Corp.	104,825
10,000	Yamana Gold, Inc. (a)	95,100
		622,263
	Total Materials (Cost $905,231)	832,263

	TELECOMMUNICATION SERVICES - 2.32%
	Diversified Telecommunication Services - 2.32%
8,000	Nippon Telegraph & Telephone Corp. - ADR	208,080
40,000	Portugal Telecom, SGPS, S.A. - ADR	157,200
		365,280
	Total Telecommunication Services (Cost $392,722)	365,280

	UTILITIES - 0.79%
	Electric Utilities - 0.79%
4,000	Exelon Corp.	123,520
	Total Utilities (Cost $162,460)	123,520

	TOTAL COMMON STOCKS (Cost $11,802,548)	15,271,511

	SHORT-TERM INVESTMENT - 3.17%
	Money Market Fund - 3.17%
498,636	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (b)	498,636
	TOTAL SHORT-TERM INVESTMENT (Cost $498,636)	498,636

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued) (Unaudited)

Total Investments (Cost ($12,301,184)* : 100.26%	$ 15,770,147
Liabilities in Excess of Other Assets: (0.26)%	(40,896)
NET ASSETS: 100.00%	$ 15,729,251

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,312,354 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 3,876,182
Unrealized Depreciation:	(418,389)
Net Unrealized Appreciation:	$ 3,457,793
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of June 30, 2013.
(c) Non-income producing security.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes express or implied warranties or representation with respect to such standard or classifcation (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any such standard classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any other affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2013 (Unaudited)

	Al Frank Fund	Al Frank Dividend Value Fund
ASSETS
Investments in securities, at value (cost $61,275,240 and $12,301,184, respectively)[1]	$87,948,839	$15,770,147
Receivables:
Securities sold	-	65,831
Dividends and interest	77,924	17,019
Dividend Tax Reclaim Receivable	6,302	1,098
Fund shares sold	668	125
Securities lending	5,050	-
Prepaid expenses	13,649	17,211
Total assets	88,052,432	15,871,431

LIABILITIES
Payables:
Collateral on securities loaned	3,844,277	-
Due to advisor	67,747	15,123
Fund shares redeemed	18,701	19,715
Distributions	15,550	2,942
Fees payable to other affiliates	9,000	2,609
Securities purchased	-	83,684
Accrued expenses	23,653	18,107
Total liabilities	3,978,928	142,180
NET ASSETS	$84,073,504	$15,729,251

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$80,059,059	$15,288,224
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	3,121,738	1,073,227
Net asset value, offering and redemption price per share	$25.65	$14.25

Advisor Class
Net assets applicable to shares outstanding	$4,014,445	$441,027
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	156,184	31,059
Net asset value, offering and redemption price per share	$25.70	$14.20

COMPONENTS OF NET ASSETS
Paid-in capital	$50,567,350	$10,993,219
Undistributed net investment income	455,678	80,264
Accumulated net realized gain on investments	6,376,877	1,186,805
Net unrealized appreciation on investments	26,673,599	3,468,963
Net assets	$84,073,504	$15,729,251

[1] Includes loaned securities with a market value of	$3,832,553	$-

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2013 (Unaudited)

	Al Frank Fund	Al Frank Dividend Value Fund
INVESTMENT INCOME
Income
Dividends (Net of witholding taxes of $55,279 and $10,872) and issuance fees	$1,029,609	$221,931
Interest	741	100
Securities lending	34,217	-
Total income	1,064,567	222,031
Expenses
Advisory fees	413,670	75,083
Distribution fees - Investor Class	98,621	18,256
Administration fees	49,150	14,424
Transfer agent fees and expenses	33,743	18,657
Fund accounting fees	21,263	11,497
Registration expense	14,343	13,325
Legal fees	9,127	12,590
Insurance	7,204	4,254
Chief Compliance Officer fee	5,240	2,230
Custody fees	4,463	1,752
Audit fees	3,371	3,372
Reports to shareholders	1,652	885
Trustee fees	366	1,186
Miscellaneous	2,200	1,079
Total expenses	664,413	178,590
Less: Advisory fees waived by advisor	(52,708)	(30,393)
Net expenses	611,705	148,197
Net investment income	452,862	73,834

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	6,187,574	1,143,909
Net change in unrealized appreciation on investments	5,177,583	978,794
Net realized and unrealized gain on investments	11,365,157	2,122,703
Net increase in net assets resulting from operations	$11,818,019	$2,196,537

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

			Six Months Ended
			June 30, 2013		Year Ended
			(Unaudited)		December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income			$452,862			$1,442,029
Net realized gain on investments
Affiliates			-			86,161
Non-Affiliates			6,187,574			3,810,547
Net change in unrealized appreciation/(depreciation) on investments			5,177,583			8,021,377
Net increase in net assets resulting from operations			11,818,019			13,360,114

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class			-			(1,366,462)
Advisor Class			-			(72,798)
From net realized gain on investments
Investor Class			-			(4,161,100)
Advisor Class			-			(192,959)
Total distributions to shareholders			-			(5,793,319)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)			(6,893,840)			(12,471,202)
Total increase (decrease) in net assets			4,924,179			(4,904,407)

NET ASSETS
Beginning of period			79,149,325			84,053,732
End of period			$84,073,504			$79,149,325
Accumulated net investment income			$455,678			$2,816

(a) A summary of share transactions is as follows:

Investor Class		Six Months Ended			Year
		June 30, 2013			Ended
		(Unaudited)			December 31, 2012
	Shares		Paid-in Capital	Shares		Paid-in Capital
Shares sold	64,610		$1,582,463	102,728		$2,283,914
Shares issued on reinvestment of distributions	-		-	235,198		5,217,155
Shares redeemed*	(338,690)		(8,352,294)	(913,432)		(20,425,349)
Net decrease	(274,080)		$(6,769,831)	(575,506)		$(12,924,280)

*Net of redemption fees of			$1,863			$1,063

Advisor Class		Six Months Ended			Year
		June 30, 2013			Ended
		(Unaudited)			December 31, 2012
	Shares		Paid-in Capital	Shares		Paid-in Capital
Shares sold	344		$8,655	31,425		$705,754
Shares issued on reinvestment of distributions	-		-	11,882		263,799
Shares redeemed*	(5,451)		(134,578)	(23,083)		(516,475)
Net increase/(decrease)	(5,107)		$(125,923)	20,224		$453,078

*Net of redemption fees of			$51			$-

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

			Six Months Ended
			June 30, 2013			Year Ended
			(Unaudited)			December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income			$73,834			$255,292
Net realized gain on investments			1,143,909			492,991
Net change in unrealized appreciation(depreciation) on investments			978,794			1,595,501
Net increase in net assets resulting from operations			2,196,537			2,343,784

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class			-			(242,490)
Advisor Class			-			(7,515)
From net realized gain on investments
Investor Class			-			(346,879)
Advisor Class			-			(9,262)
Total distributions to shareholders			-			(606,146)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)			(767,749)			(1,928,419)
Total increase (decrease) in net assets			1,428,788			(190,781)

NET ASSETS
Beginning of period			14,300,463			14,491,244
End of period			$15,729,251			$14,300,463
Accumulated net investment income			$80,264			$6,430

(a) A summary of share transactions is as follows:

Investor Class		Six Months Ended			Year
		June 30, 2013			Ended
		(Unaudited)			December 31, 2012
	Shares		Paid-in Capital	Shares		Paid-in Capital
Shares sold	22,261		$307,108	38,173		$464,660
Shares issued on reinvestment of distributions	-		-	45,905		564,240
Shares redeemed*	(78,572)		(1,078,522)	(249,620)		(3,015,378)
Net decrease	(56,311)		$(771,415)	(165,542)		$(1,986,478)

*Net of redemption fees of			$94			$208

Advisor Class		Six Months Ended			Year
		June 30, 2013			Ended
		(Unaudited)			December 31, 2012
	Shares		Paid-in Capital	Shares		Paid-in Capital
Shares sold	262		$3,570	3,697		$42,711
Shares issued on reinvestment of distributions	-		-	1,372		16,777
Shares redeemed	-		-	(117)		(1,429)
Net increase/(decrease)	262		$3,570	4,952		$58,059

*Net of redemption fees of			$2			$-

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
			Investor Class
	Six Months Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012		2011		2010		2009		2008

Net asset value, beginning of period	$22.25		$20.44		$27.49		$23.24		$17.33		$30.98

Income from investment operations:
Net investment income ^	0.13		0.38		0.16		0.07		0.14		0.14
Net realized and unrealized gain/(loss) on investments	3.27		3.14		(1.42)		4.26		5.93		(13.65)
Total from investment operations	3.40		3.52		(1.26)		4.33		6.07		(13.51)

Less distributions:
From net investment income	-		(0.42)		(0.21)		(0.08)		(0.16)		(0.14)
From net realized gain on investments	-		(1.29)		(5.58)		-		-		-
	-		(1.71)		(5.79)		(0.08)		(0.16)		(0.14)

Redemption fees retained ^	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#

Net asset value, end of period	$25.65		$22.25		$20.44		$27.49		$23.24		$17.33

Total return	15.28%	+	17.26%		-4.64%		18.65%		35.02%		-43.60%

Ratios/supplemental data:
Net assets, end of period (thousands)	$80,059		$75,557		$81,168		$106,961		$116,326		$102,834
Ratio of expenses to average net assets:
Before fee waivers	1.62%	*	1.70%		1.67%		1.66%		1.67%		1.65%
After fee waivers	1.49%	*	1.49%		1.49%		1.49%		1.49%		1.49%
Ratio of net investment income to average net assets:
Before fee waivers	0.96%	*	1.50%		0.40%		0.13%		0.54%		0.39%
After fee waivers	1.08%	*	1.71%		0.58%		0.30%		0.72%		0.55%
Portfolio turnover rate	11.69%	+	10.77%		34.88%		18.75%		8.43%		6.19%

* Annualized.
+ Not annualized.
^ Based on average shares outstanding.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
			Advisor Class
	Six Months Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010		2009	2008

Net asset value, beginning of period	$22.27		$20.46	$27.52	$23.27		$17.35	$31.05

Income from investment operations:
Net investment income ^	0.16		0.45	0.22	0.13		0.19	0.21
Net realized and unrealized gain/(loss) on investments	3.27		3.13	(1.42)	4.27		5.94	(13.70)
Total from investment operations	3.43		3.58	(1.20)	4.40		6.13	(13.49)

Less distributions:
From net investment income	-		(0.48)	(0.28)	(0.15)		(0.21)	(0.22)
From net realized gain on investments	-		(1.29)	(5.58)	-		-	-
	-		(1.77)	(5.86)	(0.15)		(0.21)	(0.22)

Redemption fees retained	0.00	#	-	-	0.00	^#	-	0.01	^

Net asset value, end of period	$25.70		$22.27	$20.46	$27.52		$23.27	$17.35

Total return	15.40%	+	17.55%	-4.40%	18.92%		35.36%	-43.41%

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,014		$3,592	$2,886	$3,987		$5,614	$3,815
Ratio of expenses to average net assets:
Before fee waivers	1.37%	*	1.45%	1.42%	1.41%		1.42%	1.40%
After fee waivers	1.24%	*	1.24%	1.24%	1.24%		1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.21%	*	1.81%	0.65%	0.38%		0.79%	0.65%
After fee waivers	1.34%	*	2.02%	0.83%	0.55%		0.97%	0.81%
Portfolio turnover rate	11.69%	+	10.77%	34.88%	18.75%		8.43%	6.19%

* Annualized.
+ Not annualized.
^ Based on average shares outstanding.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
	Six Months Ended		Investor Class
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012		2011		2010		2009		2008

Net asset value, beginning of period	$12.31		$10.96		$11.54		$10.15		$8.25		$13.02

Income from investment operations:
Net investment income ^	0.07		0.21		0.09		0.07		0.11		0.11
Net realized and unrealized gain/(loss) on investments	1.87		1.67		(0.56)		1.39		1.90		(4.76)
Total from investment operations	1.94		1.88		(0.47)		1.46		2.01		(4.65)

Less distributions:
From net investment income	-		(0.22)		(0.11)		(0.07)		(0.11)		(0.12)
From net realized gain on investments	-		(0.31)		-		-		-		(0.00)	#
	-		(0.53)		(0.11)		(0.07)		(0.11)		(0.12)

Redemption fees retained ^	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#

Net asset value, end of period	$14.25		$12.31		$10.96		$11.54		$10.15		$8.25

Total return	15.76%	+	17.20%		-4.09%		14.39%		24.41%		-35.66%

Ratios/supplemental data:											-43.60%
Net assets, end of period (thousands)	$15,288		$13,923		$14,209		$17,832		$15,672		$14,374
Ratio of expenses to average net assets:
Before fee waivers	2.38%	*	2.58%		2.41%		2.35%		2.50%		2.32%
After fee waivers	1.98%	*	1.98%		1.98%		1.98%		1.98%		1.98%
Ratio of net investment income to average net assets:
Before fee waivers	0.57%	*	1.12%		0.39%		0.29%		0.69%		0.65%
After fee waivers	0.98%	*	1.72%		0.82%		0.66%		1.21%		0.99%
Portfolio turnover rate	15.83%	+	10.84%		37.24%		35.78%		2.17%		3.61%

* Annualized.
+ Not annualized.
^ Based on average shares outstanding.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
			Advisor Class
	Six Months Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008

Net asset value, beginning of period	$12.26		$10.92		$11.50	$10.12	$8.22		$12.99

Income from investment operations:
Net investment income^	0.08		0.25		0.12	0.09	0.12		0.14
Net realized and unrealized gain/(loss) on investments	1.86		1.65		(0.56)	1.39	1.92		(4.76)
Total from investment operations	1.94		1.90		(0.44)	1.48	2.04		(4.62)

Less distributions:
From net investment income	-		(0.25)		(0.14)	(0.10)	(0.14)		(0.15)
From net realized gain on investments	-		(0.31)		-	-	-		(0.00)	#
	-		(0.56)		(0.14)	(0.10)	(0.14)		(0.15)

Redemption fees retained	0.00	#	-		-	-	0.00	^#	-

Net asset value, end of period	$14.20		$12.26		$10.92	$11.50	$10.12		$8.22

Total return	15.82%	+	17.49%	+	-3.83%	14.60%	24.79%		-35.48%

Ratios/supplemental data:
Net assets, end of period (thousands)	$441		$377		$282	$368	$565		$156
Ratio of expenses to average net assets:
Before fee waivers	2.13%	*	2.33%	*	2.16%	2.10%	2.25%		2.07%
After fee waivers	1.73%	*	1.73%	*	1.73%	1.73%	1.73%		1.73%
Ratio of net investment income to average net assets:
Before fee waivers	0.84%	*	1.45%	*	0.62%	0.48%	0.86%		0.95%
After fee waivers	1.24%	*	2.05%	*	1.05%	0.85%	1.38%		1.28%
Portfolio turnover rate	15.83%	+	10.84%	+	37.24%	35.78%	2.17%		3.61%

* Annualized.
+ Not annualized.
^ Based on average shares outstanding.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Northern Lights Trust II  (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is long-term capital appreciation. The investment objectives of the Al Frank Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.  The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Each Fund was reorganized on January 21, 2013, from a series on Advisors Series Trust, a Delaware statutory trust, to a series on Northern Lights Trust II. As a series of Northern Lights Trust II, each Fund is a continuation of the identically-named predecessor fund that was a series of Advisors Series Trust.

          Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

          Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation:  All investments in securities are recorded at their estimated fair value, as described in note 3.

B.

Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Nebraska; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.

Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade   date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.

Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Al Frank Fund	$47	$(47)	$ -
Al Frank Dividend Value Fund	(4)	4	-

F.

REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.

Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

 For the six months ended June 30, 2013, the Al Frank Fund and the Al Frank Dividend Value Fund

 assessed $1,914 and $96, respectively, in redemption fees.

H.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

I.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process  – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Funds’ assets measured at fair value:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,699,800	$ -	$ -	$10,699,800
Consumer Staples	4,566,440	-	-	4,566,440
Energy	9,971,377	-	-	9,971,377
Financials	13,267,906	-	-	13,267,906
Health Care	8,351,740	-	-	8,351,740
Industrials	11,869,237	-	-	11,869,237
Information Technology	14,952,718	-	-	14,952,718
Materials	4,640,609	-	-	4,640,609
Telecommunication Services	2,503,770	-	-	2,503,770
Total Common Stocks	80,823,597	-	-	80,823,597
Short-Term Investments	7,125,242	-	-	7,125,242
Total Investments	$87,948,839	$ -	$ -	$87,948,839

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,771,848	$ -	$ -	$1,771,848
Consumer Staples	948,381	-	-	948,381
Energy	1,582,325	-	-	1,582,325
Financials	2,664,851	-	-	2,664,851
Health Care	1,589,774	-	-	1,589,774
Industrials	2,495,345	-	-	2,495,345
Information Technology	2,897,924	-	-	2,897,924
Materials	832,263	-	-	832,263
Telecommunication Services	365,280	-	-	365,280
Utilities	123,520	-	-	123,520
Total Common Stocks	15,271,511	-	-	15,271,511
Short-Term Investments	498,636	-	-	498,636
Total Investments	$15,770,147	$ -	$ -	$15,770,147

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended June 30, 2013.

New Accounting Pronouncement - In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

         For the six months ended June 30, 2013, AFAM Capital, Inc. (formerly known as Al Frank Asset Management, Inc.) (the “Adviser”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2013, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $413,670 and $75,083, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2012, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2013, the Advisor reduced its fees and absorbed Fund expenses in the amount of $52,708 and $30,393 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

                                         Al Frank Fund                                           Al Frank Dividend Value Fund

                               Year                      Amount                                Year                                Amount

2013                     $183,473                             2013                                $62,503

2014                       186,024                             2014                                  71,963

2015                       175,404                             2015                                  88,094

2016                         52,708                             2016                                  30,393

                             $597,609                                                                    $252,953

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Investor Class shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.  For the six months ended June 30, 2013, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $98,621 and $18,256, respectively.

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

NOTE 5- PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Funds were:

	Purchases	Sales
Al Frank Fund	$9,508,418	$17,430,837
Al Frank Dividend Value Fund	2,354,769	3,216,799

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

NOTE 6 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $14,400,000 and $2,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended June 30, 2013, the Funds did not draw upon their lines of credit.

NOTE 7 – SECURITIES LENDING

          The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.   The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of June 30, 2013, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of

Securities

Loaned

             Collateral

$3,832,553

             $3,844,277

NOTE 8 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts and wash sale losses deferred.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2012	2011	2012	2011
Ordinary income	$1,693,904	$660,489	$250,005	$144,312
Long-term capital gain	4,099,415	18,807,540	356,141	-

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Al Frank Fund	Al Frank Dividend Value Fund
Cost of investments (a)	$66,053,429	$11,658,238
Gross unrealized appreciation	23,151,031	3,079,200
Gross unrealized depreciation	(1,655,015)	(600,201)
Net unrealized appreciation (a)	21,496,016	2,478,999
Undistributed ordinary income	2,816	6,430
Undistributed long-term capital gain	189,303	54,066
Total distributable earnings	192,119	60,496
Other accumulated gains/(losses)	-	-
Total accumulated earnings/(losses)	$21,688,135	$2,539,495

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2013 (Unaudited), (Continued)

(a)

The difference between book basis and tax basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Al Frank Dividend Value Fund.  The book basis and tax basis cost and net unrealized appreciation in the Al Frank Fund are the same.

The Al Frank Dividend Value Fund had tax capital losses in the amount of $30,734 which may be carried to offset future gains.  These losses expire in 2017.

NOTE 9 – SHAREHOLDER MEETING

The Board of Directors of the Advisors Series Trust (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Al Frank Fund and Al Frank Dividend Value Fund (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of the Predecessor Trust, on January 17, 2013 for the purpose of approving an Agreement and Plan of Reorganization, dated January 18, 2013 by and among the Predecessor Trust, on behalf of the Predecessor Funds, Northern Lights Fund Trust II (the “Trust”), on behalf of its newly created series the Al Frank Fund and Al Frank Dividend Value Fund (each a “Fund”, and collectively, the “Funds”), and AFAM Capital, Inc. the investment advisor to the Predecessor Funds and the Funds (the “Advisor”) regarding the proposed reorganization of the Predecessor Funds with and into the Funds. At the close of business November 30, 2012, the record date for the Special Meeting of Shareholders, there were total outstanding 3,450,448 shares of beneficial interest of the predecessor Al Frank Fund and total outstanding shares of 1,148,705 shares of beneficial interest of the predecessor Al Frank Dividend Value Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 53.96% of the outstanding shares of the predecessor Al Frank Fund and 51.56% of the outstanding shares of the predecessor Al Frank Dividend Value Fund. Therefore, a quorum was present for each

Predecessor Fund.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Al Frank Fund

For Approval: 1,739,748 shares voted

Against Approval: 54,150 shares voted

Abstained: 68,000 shares voted

Al Frank Dividend Value Fund

For Approval: 568,541 shares voted

Against Approval: 7,376 shares voted

Abstained: 16,390 shares voted

NOTE 10 –SUBSEQUENT EVENT

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Al Frank Funds (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on November 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund (collectively, the “Funds”) and AFAM Capital, Inc. (“AFAM”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, AFAM’s Forms ADV, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information.  Based on their evaluation of the information provided by AFAM, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  During the discussions with AFAM, the Board reviewed materials provided by AFAM related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Funds, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered AFAM’s specific responsibilities in all aspects of the day-to-day management of the Funds.  Additionally, the Board received satisfactory responses from the representative of AFAM with respect to a series of important questions, including whether AFAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether AFAM has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by AFAM of its practices for monitoring compliance with each Fund’s investment limitations, noting that AFAM’s CCO periodically reviews the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under AFAM’s compliance program. The Board then reviewed the capitalization of AFAM based on financial information and other materials provided by AFAM and discussed such materials with AFAM. The Board concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds. The Board also concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and

Al Frank Funds (Unaudited) (Continued)

that the nature, overall quality and extent of the management services to be provided by AFAM were satisfactory and reliable.

Performance.  The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record. Noting the proposed reorganization of the Al Frank Fund and Al Frank Dividend Value Fund (collectively the “Predecessor Funds”), each a series of the Advisors Series Trust (“the Predecessor Trust”), into the Al Frank Fund and Al Frank Dividend Value Fund, each a series of the Trust, the Trustees reviewed the performance of each of the Predecessor Funds, noting that performance was acceptable. The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of each Fund’s management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to AFAM or its affiliates from its relationship with the Funds.  The Board reviewed the contractual arrangements for the Funds, including a proposed operating expense limitation agreement pursuant to which AFAM had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.24%, and 1.49%, of the each Fund’s average net assets, for Advisor Shares and Investor Shares, respectively, at least until April 30, 2014 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on AFAM’s experience and expertise, and the services to be provided to the Funds by AFAM, the fees to be charged by AFAM were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to AFAM with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM.  With respect to AFAM, the Trustees concluded that based on the services provided and the projected growth of the Funds, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed AFAM’s expectations for growth of the Funds and the current size of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from AFAM as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the applicable New Funds and their shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Advisor

AFAM Capital, Inc.

12117 FM 2244, Bldg. 3, #170

Austin, TX 78738

alfrankfunds.com

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

Custodian

U.S. Bank N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Alston & Bird LLP

950 F Street NW

Washington, DC 20004

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both current and potential shareholders, including:

• Performance through the most recent quarter and month end

• Applications, including new account forms, IRA and IRA transfer forms

• Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

09/04/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

09/04/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik, Naviloff, Treasurer

Date

09/04/13